LICENSING AGREEMENTS (Details 1)	12 Months Ended
Dec. 31, 2021 USD ($)
Assets
Beginning Balance	$ 760,000
Amortization	0
Ending Balance	760,000
Accumulated Amortization
Accumulated Amortization, Beginning Balance	(140,237)
Addition of new assets	0
Amortization	(92,084)
Accumulated Amortization, Ending Balance	$ (232,321)